OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES - Schedule of other accounts payable and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Liabilities in respect of employees, wages and institutions in respect of wages	$ 3,023	$ 4,094
Accrued expenses	4,607	1,653
Liabilities to government institutions due to grants received	161	314
Government departments and agencies	52	169
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	$ 7,843	$ 6,230